UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Helix Investment Partners LLC
Address: 1801 Avenue of the Stars
         Suite 1240
         Los Angeles, CA  90067-5806

13F File Number:  28-10081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phillip A Faigley
Title:     Chief Operations Officer
Phone:     (310) 788-8724

Signature, Place, and Date of Signing:

     Phillip A Faigley     Los Angeles, CA     November 04, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $173,410,482 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABGENIX INC                    NOTE 3.500% 3/1  00339BAB3  3112500  5000000 PRN      SOLE                  5000000
ALARIS MED INC                 COM              11637105    787050   165000 SH       SOLE                   165000
ALEXION PHARMACEUTICALS INC    SB NT CV 5.75%07 015351AB5  4562500  7300000 PRN      SOLE                  7300000
ALKERMES INC                   SUB NT CV3.75%07 01642TAB4  5498400 11455000 PRN      SOLE                 11455000
ALLEGIANCE TELECOM INC         COM              01747T102      996     1200 SH       SOLE                     1200
AMERICA ONLINE INC DEL         NOTE   12/0      02364JAC8  6597500 13000000 PRN      SOLE                 13000000
BENCHMARK ELECTRS INC          NOTE 6.000% 8/1  08160HAC5  5427500  6500000 PRN      SOLE                  6500000
BEVERLY ENTERPRISES INC        COM NEW          87851309    423500   175000 SH       SOLE                   175000
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AC1  1365000  3000000 PRN      SOLE                  3000000
CEPHALON INC                   NOTE 5.250% 5/0  156708AC3 12622500 13500000 PRN      SOLE                 13500000
CHECKFREE CORP NEW             COM              162813109    81936     7200 SH       SOLE                     7200
CHECKFREE HLDGS CORP           NOTE 6.500% 12/0 162816AC6  1456875  1665000 PRN      SOLE                  1665000
CHECKPOINT SYS INC             SB DB CV 5.25%05 162825AB9  4787200  5120000 PRN      SOLE                  5120000
CORECOMM LTD NEW               NOTE 6.000% 10/0 21869NAC9    23000  2300000 PRN      SOLE                  2300000
CUBIST PHARMACEUTICALS INC     NOTE 5.500% 11/0 229678AB3   820000  2000000 PRN      SOLE                  2000000
CURAGEN CORP                   SUB DEB CV 6%07  23126RAC5  5760000  9000000 PRN      SOLE                  9000000
CV THERAPEUTICS INC            SUB NT CV4.75%07 126667AB0  4602800  6220000 PRN      SOLE                  6220000
DOBSON COMMUNICATIONS CORP     CL A             256069105    63860   206000 SH       SOLE                   206000
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104   122500    10000 SH       SOLE                    10000
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.75% 5/1   278762AG4  9912500 13000000 PRN      SOLE                 13000000
ENZON INC                      NOTE 4.500% 7/0  293904AB4  5560000  8000000 PRN      SOLE                  8000000
FLOWSERVE CORP                 COM              34354P105  1000000   100000 SH       SOLE                   100000
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857   475138    35300 SH       SOLE                    35300
HUMAN GENOME SCIENCES INC      SB NT CV 3.75%07 444903AH1  9571900 14726000 PRN      SOLE                 14726000
HUMAN GENOME SCIENCES INC      SUB NT CV 5%07   444903AF5  1430000  2000000 PRN      SOLE                  2000000
HUTCHINSON TECHNOLOGY INC      SB NT CV 6%05    448407AC0  2646000  2800000 PRN      SOLE                  2800000
ICN PHARMACEUTICALS INC NEW    NOTE 6.500% 7/1  448924AM2  5453000  8200000 PRN      SOLE                  8200000
IMCLONE SYS INC                SUB NT CV 5.5%05 45245WAD1  5044500  8850000 PRN      SOLE                  8850000
IMCLONE SYS INC                COM              45245W109    59436     7620 SH       SOLE                     7620
INHALE THERAPEUTIC SYS INC     SUB NT CV 5%07   457191AF1  2990000  6500000 PRN      SOLE                  6500000
INHALE THERAPEUTIC SYS INC     SUB NT CV 3.5%07 457191AH7  1435900  3460000 PRN      SOLE                  3460000
INTERPUBLIC GROUP COS INC      NOTE 1.800% 9/1  460690AF7  3340000  4000000 PRN      SOLE                  4000000
INTERPUBLIC GROUP COS INC      NOTE 1.800% 6/0  460690AJ9  4741875  6750000 PRN      SOLE                  6750000
JUNIPER NETWORKS INC           SB NT CV 4.75%07 48203RAA2  3960000  6000000 PRN      SOLE                  6000000
KULICKE & SOFFA INDS INC       NOTE 4.750% 12/1 501242AE1  3280000  8000000 PRN      SOLE                  8000000
LEAP WIRELESS INTL INC         COM              521863100    43700   190000 SH       SOLE                   190000
MANUGISTICS GROUP INC          SUB NT CONV 5X07 565011AB9  3444000  8400000 PRN      SOLE                  8400000
MISSION RESOURCES CORP         COM              605109107   211876   225400 SH       SOLE                   225400
OMNICOM GROUP INC              NOTE  7.3        681919AM8  3393000  3600000 PRN      SOLE                  3600000
OMNICOM GROUP INC              NOTE  2/0        681919AK2  3510000  3600000 PRN      SOLE                  3600000
PENNEY J C INC                 NOTE 5.000% 10/1 708160BV7  2602500  3000000 PRN      SOLE                  3000000
PRIMEDIA INC                   COM              74157K101   278000   200000 SH       SOLE                   200000
REGENERON PHARMACEUTICALS      NOTE 5.500% 10/1 75886FAB3  5215000  7000000 PRN      SOLE                  7000000
SEPRACOR INC.                  NOTE 5.750% 11/1 817315AQ7  1060000  2000000 PRN      SOLE                  2000000
SIRIUS SATELLITE RADIO INC     COM              82966U103    65918    65918 SH       SOLE                    65918
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203   400750   175000 SH       SOLE                   175000
TEKELEC INC                    NOTE 3.250% 11/0 879101AC7  1335000  1500000 PRN      SOLE                  1500000
TERRE INDS INC                 COM              880915103   345950   187000 SH       SOLE                   187000
TRICO MARINE SERVICES INC      COM              896106101   203200    80000 SH       SOLE                    80000
TYCO INTL LTD GROUP S A        DBCV 2/1         902118AW8  7250000 10000000 PRN      SOLE                 10000000
TYCO INTL LTD NEW              NOTE 11/1        902124AC0 12870000 19500000 PRN      SOLE                 19500000
VECTOR GROUP LTD               COM              92240M108  1774019   140907 SH       SOLE                   140907
VECTOR GROUP LTD               NOTE 6.250% 7/1  92240MAC2  3477500  5350000 PRN      SOLE                  5350000
VERTEX PHARMACEUTICALS INC     SUB NT CV 5%07 _ 92532FAD2  5920000  8000000 PRN      SOLE                  8000000
VINTAGE PETE INC               COM              927460105   459000    42500 SH       SOLE                    42500
VIROPHARMA INC                 SB NT CV 6%07    928241AC2   452250  1350000 PRN      SOLE                  1350000
XM SATELLITE RADIO HLDGS INC   CL A             983759101    82953    21270 SH       SOLE                    21270